Events occurring after the balance sheet date (Details) - Commercial paper program - Maximum - EUR (€) € in Thousands	Oct. 15, 2021	Sep. 30, 2021
Events after balance sheet date
Commercial paper borrowing limit		€ 1,000,000
Changes in borrowing capacity
Events after balance sheet date
Commercial paper borrowing limit	€ 1,500,000